UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05983

The New Germany Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

The New Germany Fund, Inc. Schedule of Investments	as of September 30, 2015 (Unaudited)

	Shares	Value ($)
Germany 85.4%
Common Stocks 81.3%
Aerospace & Defense 2.9%
MTU Aero Engines AG	90,435	7,546,186

Auto Components 2.0%
Hella KGaA Hueck & Co.	26,710	961,508
Leoni AG	78,871	4,189,508
		5,151,016
Chemicals 10.5%
Evonik Industries AG	293,729	9,803,548
LANXESS AG	110,195	5,140,927
Symrise AG	146,013	8,762,751
Wacker Chemie AG	46,394	3,515,143
		27,222,369
Communications Equipment 1.3%
ADVA Optical Networking SE*	308,404	3,295,315

Construction & Engineering 1.2%
HOCHTIEF AG	36,800	3,060,035

Diversified Financial Services 0.5%
GRENKELEASING AG	7,936	1,253,754

Diversified Telecommunication Services 2.9%
Telefonica Deutschland Holding AG	1,247,659	7,601,784

Electrical Equipment 4.1%
Nordex SE*	67,441	1,838,209
OSRAM Licht AG	168,713	8,699,192
		10,537,401
Electronic Equipment, Instruments & Components 0.9%
Jenoptik AG	163,264	2,307,887

Food & Staples Retailing 2.3%
METRO AG	216,370	5,960,265

Health Care Equipment & Supplies 1.4%
STRATEC Biomedical AG	61,617	3,574,109

Health Care Technology 0.9%
CompuGroup Medical AG	70,375	2,319,404

Industrial Conglomerates 2.3%
Indus Holding AG	51,896	2,312,541
Rheinmetall AG	61,170	3,738,591
		6,051,132
Insurance 2.7%
Hannover Rueck SE	41,209	4,208,724
Talanx AG	93,882	2,802,953
		7,011,677
Internet & Catalog Retail 2.9%
Zalando SE 144A*	224,713	7,421,084

Internet Software & Services 4.5%
United Internet AG (Registered)	186,690	9,428,248
XING AG	10,695	2,291,023
		11,719,271
IT Services 3.1%
Wirecard AG	166,862	7,950,302

Life Sciences Tools & Services 2.0%
Evotec AG*	101,842	451,660
Gerresheimer AG	37,866	2,756,200
MorphoSys AG*	27,981	1,860,929
		5,068,789
	Shares	Value ($)
Machinery 2.1%
GEA Group AG	43,434	1,649,313
KION Group AG	55,333	2,449,028
Pfeiffer Vacuum Technology AG	11,880	1,367,866
		5,466,207
Media 6.3%
ProSiebenSat.1 Media SE	258,567	12,647,104
Stroeer SE	60,869	3,574,184
		16,221,288
Metals & Mining 1.4%
Aurubis AG	40,577	2,575,963
Salzgitter AG	43,884	1,086,453
		3,662,416
Pharmaceuticals 1.3%
STADA Arzneimittel AG	91,302	3,259,701

Real Estate Management & Development 8.4%
ADO Properties SA 144A*	87,818	2,118,296
Deutsche Wohnen AG	356,721	9,506,077
LEG Immobilien AG*	122,109	10,055,654
		21,680,027
Semiconductors & Semiconductor Equipment 3.4%
AIXTRON SE*†	124,937	755,088
Dialog Semiconductor PLC*	155,568	6,208,499
SMA Solar Technology AG*†	45,201	1,947,636
		8,911,223
Software 1.0%
Software AG	90,129	2,623,530

Specialty Retail 0.8%
Fielmann AG	28,512	1,946,823

Technology Hardware, Storage & Peripherals 0.6%
Wincor Nixdorf AG	36,445	1,427,225

Textiles, Apparel & Luxury Goods 0.5%
Elumeo SE*	51,290	1,369,949

Thrifts & Mortgage Finance 2.2%
Aareal Bank AG	89,518	3,172,037
Deutsche Pfandbriefbank AG 144A*	206,418	2,395,126
		5,567,163
Trading Companies & Distributors 2.9%
Brenntag AG	141,483	7,602,970

Transportation Infrastructure 2.0%
Fraport AG Frankfurt Airport Services Worldwide	84,899	5,227,697

Preferred Stocks 4.1%
Health Care Equipment & Supplies 2.2%
Draegerwerk AG & Co. KGaA (Cost $3,925,749)	38,540	3,236,540
Sartorius AG (Cost $2,125,546)	10,263	2,434,934
		5,671,474
Machinery 0.9%
Jungheinrich AG (Cost $2,229,095)	31,829	2,296,181

Specialty Retail 1.0%
Hornbach Holding AG (Cost $3,218,598)	32,217	2,588,005

Rights 0.0%
Health Care Providers & Services 0.0%
RHOEN-KLINIKUM AG (Cost $0) *†	23,311	520

Total Germany (Cost $185,035,723)		220,574,179

	Shares	Value ($)
Netherlands 13.4%
Common Stocks
Aerospace & Defense 10.4%
Airbus Group SE	454,578	26,834,506

Life Sciences Tools & Services 3.0%
QIAGEN NV*	302,768	7,781,183

Total Netherlands (Cost $17,803,484)		34,615,689

Luxembourg 1.4%
Common Stocks
Media 1.4%
RTL Group SA (Cost $3,433,679)	43,554	3,741,676

Securities Lending Collateral 1.2%
Daily Assets Fund Institutional, 0.17%
(Cost $2,976,289)(a)(b)	2,976,289	2,976,289

Cash Equivalents 0.1%
Central Cash Management Fund, 0.12%
(Cost $302,251)(b)	302,251	302,251

	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $209,551,426)**	101.5	262,210,084
Other Assets and Liabilities, Net	(1.5)	(3,973,292)
Net Assets	100.0	258,236,792

*	Non-income producing security.
**	The cost for federal income tax purposes was $212,658,161. At September 30, 2015, net unrealized appreciation for all securities based on tax cost was $49,551,923. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $73,023,630 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,471,707.
†	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2015 amounted to 2,996,601 which is 1.2% of net assets.
(a)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A -	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (c)
Germany	$ 220,574,179	$ —	$ —	$ 220,574,179
Netherlands	34,615,689	—	—	34,615,689
Luxembourg	3,741,676	—	—	3,741,676
Short-Term Instruments (c)	3,278,540	—	—	3,278,540
Total	$ 262,210,084	$ —	$ —	$ 262,210,084

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.

(c) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The New Germany Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015